SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

NOTE 36 – SUBSEQUENT EVENTS

1.	The General Meeting of Shareholders that took place on March 30, 2023, approved the following:

Net income for period ended December 31, 2022, included in the unconsolidated financial statements of Grupo Aval	2,541,179
Occasional reserve release at the disposal of the General Meeting of Shareholders	5,705,421
Total Income available for disposal of the General Meeting of Shareholders	8,246,601
Cash dividends

To distribute a cash profit of Ps. 3.60 per share per month during the months of April 2023 to March 2024, both months included over 23,743,475,754 shares subscribed and paid as of the date of this meeting.

Total dividends declared	1,025,718
To Occasional reserve at the disposal of General Meeting of Shareholders	7,220,883

2.	On March 17, Banco de Bogotá sold 4.11% of the shares of BAC Holding International Corp’s outstanding ordinary shares.

3.	In a meeting held on March 6, 2023, Grupo Aval’s Board of Directors approved the presentation of the consolidated financial statements under Colombian IFRS and the accompanying notes for the period ended December 31, 2022, for consideration of the General Meeting of Shareholders.